UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	Last day of February
Date of reporting period:	February 28, 2021

Item #1. Reports to Stockholders.

INDEX	DGHM MicroCap Value Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to receive (or continue receiving, as applicable) copies of your shareholder reports electronically or in paper by calling toll-free 800-527-9525 or sending an email request to mail@ccofva.com. Your election to receive reports in paper will apply to all Funds held with the Fund complex/your financial intermediary.

DGHM MicroCap Value Fund

ANNUAL REPORT

For the Year Ended February 28, 2021

ANNUAL REPORT

DGHM MicroCap Value Fund

(unaudited)

For the fiscal year ended February 28, 2021, the DGHM MicroCap Value Fund’s Institutional Class shares returned 21.28%. The Fund’s benchmarks, the Russell Microcap Value Index and the Russell 2000 Value Index, returned 50.59% and 41.06%, respectively. The underperformance was due to a combination of two main factors. The first was poor stock selection. The second was low-quality stocks outperformed high quality stocks during this time period. As a reminder, DGHM seeks to invest primarily in what we believe are high quality stocks. Top performing sectors relative to the Russell Microcap Value Index were Banks, Consumer Services, and Miscellaneous Financials, while Retail, Healthcare, and Utilities were significant detractors.

From a stock level perspective, leading positive contributors included Collectors Universe (+155%), Kulicke & Soffa (+123%) and Commercial Vehicle Group (+111%). Collectors Universe is a memorabilia authenticator that benefitted from increased demand due to the COVID-19 pandemic. Kulicke & Soffa is a semi-capital equipment company that benefitted from stable demand during the pandemic. Commercial Vehicle Group is a tier 1 supplier to the heavy- and medium-duty truck market that also benefitted from stable demand during the COVID-19 pandemic. The Fund currently still holds Commercial Vehicle Group and Kulicke & Soffa, but we sold Collectors Universe as we felt it had reached a full valuation.

A few stock level detractors from performance included Helix Energy (-69%), Cato Corp (-60%) and Ark Restaurants (-49%). Helix Energy, an energy service company, was negatively impacted by falling oil prices at the onset of the pandemic due to the demand impact from global lock downs. Cato, an apparel retailer, and Ark, a restaurant company, both experienced a significant decline in demand from individual state lock downs in the United States. We have sold all three names from the Fund due to fundamental concerns and deployed the proceeds into stocks with more attractive fundamentals.

Portfolio characteristics, as shown below, remain generally favorable relative to the benchmarks.

ANNUAL REPORT

DGHM MicroCap Value Fund

Portfolio Characteristics as of February 28, 2021 (unaudited)

	DGHM MicroCap Value	Russell Microcap Value	Russell 2000 Value
Valuation
EV/EBITDA(1)	11.6x	15.6x	14.5x
Free Cash Flow Yield	7.6%	4.7%	4.8%
Last 12 Months P/E	20.6x	55.2x	46.4x
Dividend Yield	1.0%	0.0%	0.7%

Profitability
EBITDA ROA (ex-cash)	14.6%	8.4%	9.3%
5YR Avg EBITDA ROA (ex-cash)	14.1%	10.3%	11.7%
EBITDA Margins	16.0%	7.7%	11.4%
Last 12 Months ROE	10.3%	4.7%	4.5%

Balance Sheet
Net Debt / Total Capital	22.0%	16.3%	27.7%
EBITDA / Interest Expense	7.3x	2.8x	4.6x

(1)EV/EBITDA means Enterprise Value divided by Earnings Before Interest, Taxes, Depreciation and Amortization. Our definition of Enterprise Value is market capitalization plus debt plus other long-term liabilities minus cash.

Please be advised, the DGHM MicroCap Value Fund will be closing on or about April 26, 2021. We would like to thank the Fund shareholders for their support over the years, and we wish everyone a very healthy and prosperous 2021.

Yours truly,

Jeffrey C. Baker, CFA
Chief Investment Officer, Chief Operating Officer
jbaker@dghm.com

ANNUAL REPORT

DGHM MicroCap Value Fund

COMPARISON OF $100,000 INVESTMENT IN DGHM MICROCAP VALUE FUND INSTITUTIONAL SHARES VS. THE RUSSELL 2000® VALUE INDEX AND THE RUSSELL MICROCAP® VALUE INDEX

(unaudited)

$288,832
$286,227
$251,283
$300
$280
$260
$240
$220
$200
$180
$160
$140
$120
$100
$80
Thousands
2/28/2011
2/29/2012
2/28/2013
2/28/2014
2/28/2015
2/29/2016
2/28/2017
2/28/2018
2/28/2019
22/28/020
2/28/2021
DGHM MicroCap Value Fund
Russell MicroCap® Value Index
Russell 2000® Value Index

	DGHM MicroCap Value Fund
	Total Return One Year Ended 2/28/2021	Average Annual Return
		Five Years Ended 2/28/2021*	Ten Years Ended 2/28/2021*
DGHM MicroCap Value Fund - Institutional	21.28%	11.97%	11.19%
DGHM MicroCap Value Fund - Investor	20.94%	11.61%	10.87%
Russell 2000® Value Index:	41.06%	14.22%	9.65%
Russell Microcap® Value Index:	50.59%	17.17%	11.09%

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

*DGHM MicroCap, G.P., a privately offered fund managed by DGHM MicroCap Fund’s (“MicroCap Fund”) portfolio managers (the “Predecessor Fund”), was reorganized into the MicroCap Fund and the MicroCap Fund commenced operations on June 1, 2016 subsequent to the transfer of assets by the Predecessor Fund. The Predecessor Fund commenced operations on December 18, 1991 and had an investment objective, strategies, guidelines and restrictions that were, in all material respects, the same as those of the MicroCap Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the MicroCap Fund. The MicroCap Fund’s performance for periods prior to the commencement of operations on June 1, 2016 is that of the privately offered fund (net of actual fees and expenses charged to the privately offered fund).

ANNUAL REPORT

DGHM MicroCap Value Fund

(unaudited)

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell Microcap® Value Index measures the performance of micro-cap value segment of the U.S. equity universe. A capitalization weighted index of 2,000 small cap and micro cap stocks that captures the smallest 1,000 companies in the Russell 2000, plus 1,000 smaller U.S.-based listed stocks. The broad index is designed to present an unbiased collection of the smallest tradable securities that still meet exchange listing requirements, so over-the-counter (OTC) stocks and pink sheet securities are excluded.

All dividends and distributions are reinvested, if any. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The Fund’s investment advisor has entered into a contractual arrangement with the Fund to waive its fees in an amount that limits Total Annual Fund Operating Expenses of the Fund to not more than 1.19% (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund’s business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) for the period ending June 30, 2021. There can be no assurance that this arrangement will continue in the future. For more information, please see the Fund’s prospectus.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

DGHM MicroCap Value Fund

Portfolio CompositionAs of February 28, 2021 (unaudited)

ANNUAL REPORT

Holdings by Industry/Asset Class	% of Net Assets
Common Stocks:
Banks	15.07%
Real Estate Investment Trusts	9.64%
Capital Goods	8.46%
Consumer Discretionary	7.27%
Materials	7.26%
Industrials	7.08%
Healthcare	6.29%
Semiconductors	5.38%
Financials	5.25%
Consumer Durables & Apparel	5.23%
Utilities	4.41%
Software & Services	3.59%
Energy	3.22%
Transportation	2.79%
Commercial & Professional Services	1.64%
Diversified Financials	1.19%
Consumer Staples	1.13%
Communications Services	1.03%
95.93%

See Notes to Financial Statements

ANNUAL REPORT

DGHM microcap value FUND

Schedule of InvestmentsAs of February 28, 2021

	Shares	Fair Value
COMMON STOCKS – 95.93%

BANKS – 15.07%
The Bank of N.T. Butterfield & Son Ltd.	4,625	$168,766
BankFinancial Corp.	12,081	114,166
Central Valley Community Bancorp	10,926	193,062
Community Trust Bancorp, Inc.	4,473	182,767
First Bancorp	5,506	221,727
First Community Bancshares, Inc.	8,064	206,922
First Western Financial, Inc.*	8,468	154,541
HomeTrust Bancshares, Inc.	8,480	196,227
National Bankshares, Inc.	6,089	201,911
Northrim BanCorp, Inc.	5,218	200,841
Pacific Mercantile Bancorp*	33,514	248,004
Sandy Spring Bancorp, Inc.	6,033	226,720
Territorial Bancorp Inc.	6,383	156,894
		2,472,548

CAPITAL GOODS – 8.46%
Commercial Vehicle Group, Inc.*	32,506	298,730
Ducommun Inc.*	5,977	325,149
Kimball Electronics, Inc.*	8,885	208,620
L. B. Foster Co. - Class A*	14,361	243,419
Preformed Line Products Co.	4,245	311,413
		1,387,331

COMMERCIAL & PROFESSIONAL SERVICES – 1.64%
CBIZ, Inc.*	8,941	269,571

COMMUNICATIONS SERVICES – 1.03%
Gray Television, Inc.*	9,316	169,085

CONSUMER DISCRETIONARY – 7.27%
Century Communities, Inc.*	7,107	393,230
Lazydays Holdings, Inc.*	14,133	281,529
Malibu Boats, Inc.*	4,964	370,017
Nathan’s Famous, Inc.	2,467	147,428
		1,192,204

See Notes to Financial Statements

ANNUAL REPORT

DGHM microcap value FUND

Schedule of Investments - continuedAs of February 28, 2021

	Shares	Fair Value
CONSUMER DURABLES & APPAREL – 5.23%
M/I Homes, Inc.*	4,194	$209,281
Rocky Brands, Inc.	7,527	328,102
Vera Bradley, Inc.*	33,869	321,417
		858,800

CONSUMER STAPLES – 1.13%
Fresh DelMonte Produce Inc.	7,213	185,663

DIVERSIFIED FINANCIALS – 1.19%
Greenhill & Co., Inc.	12,948	195,385

ENERGY – 3.22%
Bonanza Creek Energy, Inc.*	8,789	280,633
CNX Resources Corp.*	19,589	247,017
		527,650

FINANCIALS – 5.25%
Crawford & Company Class A	18,216	171,230
Donegal Group Inc. Class A	9,313	127,588
Employers Holdings, Inc.	6,788	225,973
Southern National Bancorp of Virginia, Inc.	11,484	163,073
Western New England Bancorp, Inc.	21,584	172,888
		860,752

HEALTHCARE – 6.29%
Hanger, Inc.*	12,986	285,432
Harvard Bioscience, Inc.*	62,352	273,725
RadNet, Inc.*	15,445	284,806
Viemed Healthcare, Inc.*	19,877	187,440
		1,031,403

INDUSTRIALS – 7.08%
AZZ	4,554	232,664
Great Lakes Dredge & Dock Corp.*	26,474	402,140
Mueller Industries, Inc.	6,920	281,229
Vectrus, Inc.*	4,508	246,137
		1,162,170

See Notes to Financial Statements

ANNUAL REPORT

DGHM microcap value FUND

Schedule of Investments - continuedAs of February 28, 2021

	Shares	Fair Value
MATERIALS – 7.26%
Hawkins, Inc.	3,207	$200,758
Koppers Holdings, Inc.*	8,378	279,909
Schweitzer-Mauduit International, Inc.	7,006	327,180
United States Lime & Minerals, Inc.	2,730	382,582
		1,190,429

REAL ESTATE INVESTMENT TRUSTS – 9.64%
Alexander & Baldwin, Inc.	10,197	178,142
CatchMark Timber Trust, Inc. - Class A	21,959	224,201
City Office REIT, Inc.	13,505	137,211
Hersha Hospitality Trust - Class A*	28,296	314,652
Independence Realty Trust, Inc.	20,794	291,948
iStar Inc.	13,530	239,752
Re/Max Holdings Inc. Class A	4,676	195,083
		1,580,989

SEMICONDUCTORS – 5.38%
Kulicke and Soffa Industries, Inc.	9,065	451,981
NVE Corp.	2,609	183,856
Onto Innovation Inc.*	3,961	247,404
		883,241

SOFTWARE & SERVICES – 3.59%
American Software, Inc. - Class A	10,897	220,119
NIC Inc.	10,643	369,419
		589,538

TRANSPORTATION – 2.79%
Marten Transport, Ltd.	10,557	170,812
Universal Logistics Holdings, Inc.	12,254	286,866
		457,678

UTILITIES – 4.41%
Artesian Resources Corp. - Class A	5,922	219,114
Chesapeake Utilities Corp.	1,069	113,025
RGC Resources, Inc.	8,951	203,277
Unitil Corp.	4,493	187,987
		723,403

See Notes to Financial Statements

ANNUAL REPORT

DGHM microcap value FUND

Schedule of Investments - continuedAs of February 28, 2021

Shares	Fair Value

TOTAL COMMON STOCKS – 95.93%
(Cost: $9,589,536)	$15,737,840

TOTAL INVESTMENTS – 95.93%
(Cost: $9,589,536)	15,737,840
Assets in excess of liabilities – 4.07%	667,970
NET ASSETS – 100.00%	$16,405,810

*Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

DGHM microcap value FUND

Statement of Assets and LiabilitiesAs of February 28, 2021

DGHM MicroCap Value Fund
ASSETS
Investments at fair value*	$15,737,840
Receivable for investments sold	918,349
Receivable for capital stock sold	9
Dividends and interest receivable	11,788
Due from advisor	9,932
Prepaid expenses	14,492
TOTAL ASSETS	16,692,410
LIABILITIES
Due to custodian	225,891
Payable for securities purchased	45,541
Accrued 12b-1 fees	68
Accrued administration, transfer agent and accounting fees	10,242
Other accrued expenses	4,858
TOTAL LIABILITIES	286,600
NET ASSETS	$16,405,810

Net Assets Consist of:
Paid-in-capital	$13,539,598
Distributable earnings (accumulated deficit)	2,866,212
Net Assets	$16,405,810

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Investor Class	$103,572
Institutional Class	16,302,238
Total	$16,405,810

Shares Outstanding (unlimited number of shares authorized without par value)
Investor Class	7,928
Institutional Class	1,249,679
Total	1,257,607
Net Asset Value and Offering Price Per Share
Investor Class	$13.06
Institutional Class	$13.05
Redemption Price Per Share(a)
Investor Class	$12.93
Institutional Class	$12.92

* Identified cost of:	$9,589,536

(a)Certain redemptions made within 60 days of purchase may include a redemption fee

DGHM microcap value FUND

Statement of OperationsFor the year ended February 28, 2021

See Notes to Financial Statements

ANNUAL REPORT

DGHM MicroCap Value Fund
INVESTMENT INCOME
Dividends	$413,328
Interest	2,416
Total investment income	415,744

EXPENSES
Investment advisory fees (Note 2)	289,677
12b-1 fees (Note 2)
Investor Class	393
Recordkeeping and administrative services (Note 2)	31,223
Accounting fees (Note 2)	32,790
Custodian fees	17,797
Transfer agent fees (Note 2)
Investor Class	190
Institutional Class	30,609
Audit and tax fees	21,090
Legal fees	21,622
Filing and registration fees	19,000
Trustee fees	8,047
Compliance fees	8,301
Shareholder reports
Investor Class	90
Institutional Class	17,802
Shareholder servicing (Note 2)
Investor Class	393
Institutional Class	25,293
Insurance	3,690
Other	16,091
Total expenses	544,098
Investment advisory fee waivers (Note 2)	(198,989)
Net expenses	345,109
Net investment income (loss)	70,635

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(3,890,384)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,493,507
Net realized and unrealized gain (loss) on investments	603,123

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$673,758

DGHM microcap value FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	DGHM MicroCap Value Fund
	For the year ended February 28, 2021		For the year ended February 29, 2020
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$70,635		$226,339
Net realized gain (loss) on investments	(3,890,384)		15,662
Net increase (decrease) in unrealized appreciation (depreciation) of investments	4,493,507		(1,883,103)
Increase (decrease) in net assets from operations	673,758		(1,641,102)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Investor Class	(4,383)		(3,011)
Institutional Class	(705,378)		(795,246)
Decrease in net assets from distributions	(709,761)		(798,257)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	54,497		75,239
Institutional Class	8,511,281		5,358,318
Distributions reinvested
Investor Class	4,287		2,952
Institutional Class	646,246		560,170
Shares redeemed
Investor Class	(148,013)		(148,424)
Institutional Class	(37,093,959	)(A)	(2,746,032)
Increase (decrease) in net assets from capital stock transactions	(28,025,661)		3,102,223

NET ASSETS
Increase (decrease) during period	(28,061,664)		662,864
Beginning of period	44,467,474		43,804,610
End of period	$16,405,810		$44,467,474

(A) Includes redemption fees of:	$666

[This page intentionally left blank]

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

	Investor Class Shares
	Year ended February 28, 2021	Year ended February 29, 2020	Years ended February 28,		Period July 11, 2016(B) to February 28, 2017
			2019	2018
Net asset value, beginning of period	$11.15	$11.83	$11.83	$12.22	$10.41
Investment activities
Net investment income (loss)(A)	(0.01)	0.03	0.02	(0.02)	—
Net realized and unrealized gain (loss) on investments	2.28	(0.49)	0.28	1.07	1.81
Total from investment activities	2.27	(0.46)	0.30	1.05	1.81

Distributions
Net investment income	(0.09)	(0.04)	(0.02)	—	—
Net realized gains	(0.27)	(0.18)	(0.28)	(1.44)	—
Total distributions	(0.36)	(0.22)	(0.30)	(1.44)	—
Paid-in capital from redemption fees	—	—	—	—	—
Net asset value, end of period	$13.06	$11.15	$11.83	$11.83	$12.22

Total Return	20.94%	(4.00%)	2.69%	8.05%	17.39	%*
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.35%	2.00%	2.03%	2.03%	2.29	%**
Expenses, net of investment advisory waivers	1.44%	1.48%	1.50%	1.50%	1.50	%**
Net investment income (loss)	(0.09%)	0.22%	0.06%	(0.16%)	(0.05	%)**
Portfolio turnover rate	58.29%	35.17%	35.97%	50.99%	34.16	%*
Net assets, end of period (000’s)	$104	$164	$246	$339	$198

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Inception date

*Total return and portfolio turnover are for the period indicated and have not been annualized for periods less than one year.

**Ratios to average net assets have been annualized for periods less than one year.

DGHM MICROCAP Value FUND

Financial Highlights

DGHM MICROCAP Value FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

DGHM MICROCAP VALUE FUND

Financial Highlights - continued

Institutional Class Shares
Year ended February 28, 2021	Year ended February 29, 2020	Years ended February 28,	Period June 1, 2016(B) to February 28, 2017
2019	2018
Net asset value, beginning of period	$11.18	$11.81	$11.82	$12.20	$10.00
Investment activities
Net investment income (loss)(A)	0.02	0.06	0.04	0.02	0.02
Net realized and unrealized gain (loss) on investments	2.28	(0.48)	0.28	1.08	2.22
Total from investment activities	2.30	(0.42)	0.32	1.10	2.24

Distributions
Net investment income	(0.16)	(0.03)	(0.05)	(0.04)	(0.04)
Net realized gains	(0.27)	(0.18)	(0.28)	(1.44)	—
Total distributions	(0.43)	(0.21)	(0.33)	(1.48)	(0.04)
Paid-in capital from redemption fees	—	(C)	—	—	(C)	—	—
Net asset value, end of period	$13.05	$11.18	$11.81	$11.82	$12.20

Total Return	21.28%	(3.62%)	2.87%	8.50%	22.36	%*
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.88%	1.57%	1.51%	1.70%	1.58	%**
Expenses, net of investment advisory waivers	1.19%	1.19%	1.19%	1.19%	1.19	%**
Net investment income (loss)	0.25%	0.50%	0.23%	0.15%	0.29	%**
Portfolio turnover rate	58.29%	35.17%	35.97%	50.99%	34.16	%*
Net assets, end of period (000’s)	$16,302	$44,303	$43,559	$24,106	$22,931

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Inception date

(C) Less than $0.01 per share.

*Total return and portfolio turnover are for the period indicated and have not been annualized for periods less than one year.

**Ratios to average net assets have been annualized for periods less than one year.

DGHM MICROCAP VALUE FUND

Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial StatementsFebruary 28, 2021

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The DGHM MicroCap Value Fund (the “Fund” or “MicroCap Fund”) is a diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. DGHM MicroCap, G.P., a privately offered fund, was reorganized into the Fund and commenced operations on June 1, 2016 subsequent to the tax-free transfer of assets by DGHM MicroCap, G.P.

The investment objective of the Fund is to provide long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below by investment type.

The Fund’s securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

faith under procedures approved by the Fund’s Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value. If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Fund’s net asset value is determined as of such times.

In accordance with GAAP, “fair value” is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments, based on the three levels defined above, as of February 28, 2021:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$15,737,840	$—	$—	$15,737,840
	$15,737,840	$—	$—	$15,737,840

Refer to the Fund’s Schedule of Investments for listings of securities by security type and category.

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. The Fund may invest in real estate investment trusts (REITs) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized, respectively, to interest income using the effective interest method.

Due to Custodian

Disbursements made in excess of cash available have been recorded as Due to custodian in the Statement of Assets and Liabilities.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no impact on net assets or net asset value per share.

MicroCap Fund
Paid-in capital	$118
Distributable earnings (deficit)	(118)

Class Net Asset Values and Expenses

The MicroCap Fund offers two classes of shares: Investor Class Shares and Institutional Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, shareholder servicing and reports fees and transfer agent fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to Investment Advisory Agreements, Dalton, Greiner, Hartman, Maher & Co., LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Fund.

The Advisor earned, waived and reimbursed expenses for the year ended February 28, 2021 are as follows:

Fee	Investment Advisory Fee Earned	Investment Advisory Fee Waived	Expenses Reimbursed
1.00%	$289,677	$198,989	$—

The Advisor has contractually agreed, through June 30, 2021, to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales and expenses incurred under a plan of distribution adopted pursuant

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

to Rule 12b-1 under the 1940 Act, each as applicable) to not more than 1.19% of the average daily net assets of each share class of the MicroCap Fund. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor may be entitled to recoupment of fees waived or expenses reimbursed by the Advisor to the Fund. The total amount of recoupment shall be the sum of all fees waived or reduced or expenses reimbursed by the Advisor and all other payments remitted by the Advisor to the Fund during any of the previous three years following the date such waiver and/or reimbursement was made, less any recoupment previously paid by the Fund to the Advisor for such waivers or reimbursements. Amounts recouped may not cause the Fund to exceed its expense limit in place at the time of the waiver or reimbursement and at the time of the recoupment.

The total amount of recoverable reimbursements for the Fund as of February 28, 2021, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
2022	2023	2024	Total
$121,091	$173,837	$198,989	$493,917

The Fund has adopted a plan of distribution in accordance with Rule 12b-1 with regard to the Fund’s Investor Class under the 1940 Act (“Plan”). Pursuant to the Plan, the Fund compensates the Distributor of the Trust for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares. The Plan provides that the Fund will pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. The 0.25% fee for the Investor Class Shares is a service fee.

Additionally, the Fund has adopted a shareholder servicing plan for its Institutional Class and Investor Class Shares that provides for the payment of up to 0.25% to authorized firms for providing certain shareholder services. These fees are billed on a monthly or quarterly basis. For the year ended February 28, 2021, the following fees under the Plan and the shareholder servicing plan were incurred:

Class	Type of Plan	Fees incurred
Investor	12b-1	$393
Investor	Shareholder servicing	393
Institutional	Shareholder servicing	25,293

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and pricing agent, and bills the Fund monthly for these fees. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended February 28, 2021, the following fees were paid to CFS:

Administration	Transfer Agent	Accounting
$26,516	$28,351	$25,971

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively and Ms. Bloom receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended February 28, 2021, were as follows:

Purchases	Sales
$16,118,115	$43,035,511

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid was as follows:

	MicroCap Fund
	Year ended February 28, 2021	Year ended February 29, 2020
Distributions paid from:
Ordinary income	$261,116	$118,084
Capital gains	448,645	680,173
	$709,761	$798,257

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

As of February 28, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Accumulated net investment income	$78,000
Accumulated net realized gain (loss)	(3,075,757)
Net unrealized appreciation (depreciation) on investments	5,863,969
Total	$2,866,212

As of February 28, 2021, the Fund had a capital loss carryforward of $3,075,757 of which $2,272,349 is considered long-term and $803,408 is considered short-term. This carryforward may be carried forward indefinitely.

Cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$9,873,871	$5,921,076	$(57,107)	$5,863,969

The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of wash sales and adjustments related to contributed securities.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Fund were:

	Year ended February 28, 2021
	Investor Class	Institutional Class
Shares sold	6,583	945,883
Shares reinvested	380	57,444
Shares redeemed	(13,765)	(3,717,802)
Net increase (decrease)	(6,802)	(2,714,475)

	Year ended February 29, 2020
	Investor Class	Institutional Class
Shares sold	6,396	453,446
Shares reinvested	248	47,127
Shares redeemed	(12,680)	(223,990)
Net increase (decrease)	(6,036)	276,583

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

NOTE 6 – LINE OF CREDIT

The Trust, on behalf of the Fund, entered into a Revolving Credit Agreement (the “Agreement”) with its custodian, Fifth Third Bank N.A. (the “Bank”). Pursuant to the terms of the Agreement, the Bank makes available to the Fund a line of credit facility under which the Bank may make loans to the Fund from time to time in an amount of up to $1,500,000. The Agreement limits the Fund to using borrowings under the Agreement for daily cash needs as a temporary measure for extraordinary or emergency purposes, or for the clearance of transactions, including, without limitation, the payment of redemptions which might otherwise require the untimely disposition of the Fund’s portfolio securities. The terms of the Agreement provide for an up-front 0.10% closing fee. Any principal balance outstanding bears interest at the U.S. Federal Prime Rate of 3.25% as of February 28, 2021 and any amounts not drawn will be assessed unused line fees at the rate of 0.25% per annum. The Agreement expires on April 10, 2021. For the year ended February 28, 2021, there were no borrowings under the Agreement and the Fund paid unused line fees of $3,812 pursuant to the terms of the Agreement. Management has decided not to renew the loan upon expiration.

NOTE 7 – RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

NOTE 8 – SUBSEQUENT EVENTS

The Board of Trustees (the “Board”) of the Trust has approved a Plan of Liquidation (the “Plan”) for the Fund, which became effective on March 25, 2021. Dalton, Greiner, Hartman, Maher & Co., LLC (the “Adviser”) recommended that the Board approve the Plan due to a diminished asset base and correspondingly rising expenses of the Fund, which the Adviser has indicated that it is no longer willing to continue to subsidize. As a result, the Board concluded that it is in the best interest of the Fund’s shareholders to liquidate the Fund. The Fund is expected to liquidate on or about April 26, 2021 (the “Liquidation Date”).

ANNUAL REPORT

DGHM microcap value FUND

Notes to Financial Statements - continuedFebruary 28, 2021

Effective March 25, 2021, the Fund was closed to new and subsequent investments. Until the Liquidation Date, Fund shareholders may continue to reinvest dividends and distributions in the Fund or redeem their shares. Any remaining shareholders on the Liquidation Date will receive a distribution of their remaining investment value in the Fund based on the instructions listed on your account. The sale or liquidation of your shares will generally be a taxable event. You should consult your tax advisor about your tax situation.

As shareholders redeem shares of the Fund between March 25, 2021 and the Liquidation Date, the Fund may not be able to maintain its stated investment goal and other investment policies. Accordingly, the Fund may deviate from its stated investment goal and other investment policies during the period between March 25, 2021 and the Liquidation Date.

On April 26, 2021, the Fund distributed all of its net investment income and capital gains to the shareholders and liquidated the Fund.

Management has evaluated subsequent events through the issuance of these financial statements and, except as noted above and in Note 6, has noted no additional items require disclosure.

ANNUAL REPORT

DGHM microcap value FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of DGHM MicroCap Value Fund and Board of Trustees
of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DGHM MicroCap Value Fund (the “Fund”), a series of World Funds Trust, as of February 28, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2021, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting

ANNUAL REPORT

DGHM microcap value FUND

Report of Independent Registered Public Accounting Firm - (continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Dalton, Greiner, Hartman, Maher & Co., LLC since 2015.

COHEN & COMPANY, LTD.
Cleveland, Ohio
April 28, 2021

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (66) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	24	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (63) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	24	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (85) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	24

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (57) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (57) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (66) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (52) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (59) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (52) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-PORT” (formerly, Form N-Q). These filings are available, without charge and upon request, by calling 1-800-653-2839 or on the SEC’s website at www.sec.gov.

FUND’S LIQUIDITY RISK MANAGEMENT PROGRAM (unaudited)

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Adviser as the Fund’s Liquidity Risk Management Administrator. The Adviser has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program over the 12 months ended November 30, 2020 in order to prepare a written report to the Board of Trustees for consideration at its meeting held on February 18, 2021. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

ANNUAL REPORT

DGHM microcap value FUND

Fund Expenses

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs, including deferred sales charges on certain redemptions made within one year of purchase and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2020, and held for the six months ended February 28, 2021.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

DGHM microcap value FUND

Fund Expenses - continued

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Annualized Expense Ratio	Expenses Paid During the Six Months Ended* (2/28/21)
MicroCap
Investor Class Actual	$1,000.00	$1,384.47	1.44%	$8.51
Investor Class Hypothetical**	$1,000.00	$1,017.80	1.44%	$7.20
Institutional Class Actual	$1,000.00	$1,387.82	1.19%	$7.05
Institutional Class Hypothetical**	$1,000.00	$1,019.05	1.19%	$5.96

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

DGHM microcap value FUND

Important Disclosures

This report and the financial statements contained herein are submitted for the general information of the shareholders of the DGHM MicroCap Value Fund (“the Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor its distributor is a bank.

Distributor: First Dominion Capital Corp., 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, Phone 1-800-776-5459.

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objectives. Investments in the Fund are subject to the following risks: market risk, small-cap, mid-cap and large-cap securities risk, management style risk, sector risk, issuer risk, ETF risks, and short-term investment risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this Annual Report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more of less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain actual performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please call 1-800-673-0550.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. Copies of the prospectus are available by calling Commonwealth Fund Services at 1-800-653-2839. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the period by Dalton, Greiner, Hartman, Maher & Co., LLC, (“DGHM”), the investment advisor to the Fund. DGHM waived or reimbursed part of the Fund’s total expenses. Had DGHM not waived or reimbursed expenses of the Fund, the Fund’s performance would have been lower.

This Annual Report was first distributed to shareholders on or about April 29, 2021.

For more information on the Fund, see our website at www.dghmfunds.com or call Commonwealth Fund Services, Inc. toll-free at 1-800-653-2839.

Investment Advisor:

Dalton, Greiner, Hartman, Maher & Co., LLC

565 Fifth Avenue, Suite 2101

New York, New York 10017-2413

Distributor:

First Dominion Capital Corp.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

(800) 653-2839 (Toll Free)

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $13,500 for 2021 and $27,000 for 2020.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2020.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2021 and $6,000 for 2020. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2021 and $0 for 2020.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the DGHM MicroCap Value Fund.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2020.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Treasurer (principal executive officer)
Date: May 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: May 3, 2021

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: May 3, 2021

* Print the name and title of each signing officer under his or her signature.